Premises And Equipment (Rent Commitments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Premises And Equipment [Abstract]
2019	$ 467
2020	471
2021	475
2022	462
2023	356
Thereafter	205
Total	$ 2,436